PARTICIPATING LOAN INTERESTS - Outstanding Principal (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about investment property [line items]
Participating loan interests	$ 517	$ 471
Darling Park Complex, Sydney
Disclosure of detailed information about investment property [line items]
Participation interest	30.00%	30.00%
Participating loan interests	$ 251	$ 215
IAG House, Sydney
Disclosure of detailed information about investment property [line items]
Participation interest	50.00%	50.00%
Participating loan interests	$ 111	$ 101
Jessie Street, Sydney
Disclosure of detailed information about investment property [line items]
Participation interest	100.00%	100.00%
Participating loan interests	$ 155	$ 155